Registration No. 333-129342
811-21829

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 17	☒

and/or

REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 21

(Check appropriate box or boxes)

BBH TRUST
(Exact Name of Registrant as Specified in Charter)

140 Broadway
New York, New York 10005
(Address of Principal Executive Offices) (Zip Code)

(800) 625-5759
Registrant’s Telephone Number, including Area Code:

Corporation Services Company
2711 Centerville Road, Suite 400
Wilmington, Delaware 19808
(Name and Address of Agent for Service)

Copies to:

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, N.W.
Washington, D.C. 20004
Attn: W. John McGuire, Esq.

It is proposed that this filing will become effective:

☒ immediately upon filing pursuant to paragraph (b) of Rule 485
☐ on (date) pursuant to paragraph (b) of Rule 485
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ On (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)
☐ On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 17 to the Registration Statement of BBH Trust (the “Trust”) hereby incorporates Parts A, B and C from the Trust’s PEA No. 16 on Form N-1A filed on February 28, 2011. This PEA No. 17 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 16 to the Trust’s Registration Statement.

The exhibits filed herewith do not constitute the complete publicly filed disclosure of the Trust and should be used in conjunction with the complete prospectuses of the Trust.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933, as amended and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, Massachusetts on the 18th day of March, 2011.

BBH TRUST

By:	/s/ John A. Gehret

John A. Gehret*, President (Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ John A. Gehret	President (Principal Executive Officer)	March 18, 2011

John A. Gehret*

/s/ Joseph V. Shields, Jr.	Trustee	March 18, 2011

Joseph V. Shields, Jr.*

/s/ David P. Feldman	Trustee	March 18, 2011

David P. Feldman*

/s/ Arthur D. Miltenberger	Trustee	March 18, 2011

Arthur D. Miltenberger*

/s/ Alan G. Lowy	Trustee	March 18, 2011

Alan G. Lowy*

/s/ H. Whitney Wagner	Trustee	March 18, 2011

H. Whitney Wagner*

/s/ Andrew S. Frazier	Trustee	March 18, 2011

Andrew S. Frazier*

/s/ Charles H. Schreiber	Treasurer (Principal Financial Officer)	March 18, 2011

Charles H. Schreiber*

/s/ Suzan M. Barron		March 18, 2011

By: Suzan M. Barron, Secretary

*Attorney-in-fact pursuant to powers of attorney previously filed.

Exhibit Index

Exhibit Number	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase